SCHEDULE OF RECONCILIATION OF MOVEMENTS IN PROPERTY, PLANT AND EQUIPMENT BY ASSET CATEGORY (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	$ 89,623	$ 306,175
Additions during year	32,697	17,552
Transfer during year
Depreciation expense	(76,699)	(234,697)
Foreign currency translation	6,804	593
Total net property, plant and equipment	52,695	89,623
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	40,476	231,004
Additions during year	21,976	6,402
Transfer during year
Depreciation expense	(40,290)	(196,928)
Foreign currency translation	(1)	(2)
Total net property, plant and equipment	22,161	40,476
Computer Equipment [member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	42,681	62,631
Additions during year	10,639	11,150
Transfer during year		294
Depreciation expense	(30,990)	(31,394)
Foreign currency translation	6,753
Total net property, plant and equipment	29,083	42,681
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	6,466	12,540
Additions during year	352
Transfer during year		(294)
Depreciation expense	(5,419)	(6,375)
Foreign currency translation	52	595
Total net property, plant and equipment	$ 1,451	$ 6,466